Related Party Transactions - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
General and administrative - salaries and contracts	$ 336,000	$ 336,000	$ 380,435
Directors' fees	71,250	70,500	54,750
Stock-based compensation	3,397	26,275	293,367
Key management compensation	$ 410,647	$ 432,775	$ 728,552